Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	12,292
Total Transaction Valuation	80,287,350
Total Offset Amount	0
Net Fee	$ 12,292